Transactions with Related Parties, Schedule of Fees Charged by Managers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Ship Management Fees	$ 18,050	$ 16,536	$ 13,511
Supervision Fees	275	275	550
Commissions	$ 0	$ 586	$ 700